Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Cepton Technologies, Inc. [Member]
Commitments and Contingencies (Tables) [Line Items]
Schedule of future minimum lease payments
September 30, 2021
2021	$543
2022	1,853
2023	152
Total	$2,548

December 31, 2020
2021	$552
2022	18
Total	$570